Subsequent Events (Details Narrative) (Brooklyn ImmunoTherapeutics, LLC) - Brooklyn Immunotherapeutics, LLC [Member] - Subsequent Event [Member]	1 Months Ended
Dec. 31, 2020 USD ($)
Non refundable fee	$ 500,000
License fee	$ 4,000,000